Share Capital, Share Premium and Shares Held in Treasury - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Consideration amount for employee benefit trust shares purchased	£ 37	£ 37	£ 43
Total amount held by the Employee Benefit Trust	£ 97	94	£ 90
RELX NV [member]
Disclosure of classes of share capital [line items]
Nominal value of bonus share issued		4,000
Shares cancelled through capital reduction to create distributable reserves		£ 4,000
RELX PLC [member]
Disclosure of classes of share capital [line items]
Total amount held employee benefit trust	1,800,000
Shares held by the employee benefit trust	6,192,953	6,753,010	7,130,366
Shares held in treasury	50,087,679	42,267,027	42,023,020
Cancellation of treasury shares	0	33,300,000
RELX PLC [member] | Shares held in treasury [member]
Disclosure of classes of share capital [line items]
Repurchase of ordinary shares	7,800,000	33,500,000	26,900,000
Average price paid per share repurchased	£ 19.18
Aggregate consideration for repurchase of shares	£ 150	£ 600